Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014 site	Dec. 31, 2013	Dec. 31, 2012	Jan. 07, 2014	Dec. 31, 2011
Loss Contingencies [Line Items]
Number of non owned sites	64
Number of national priority list	15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis	58
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves	$ 38,000,000	$ 46,000,000
Rental expense for all operating leases	58,000,000	64,000,000	60,000,000
Guarantees at carrying value	383,000,000	513,000,000
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies	3,500,000,000
Bonds guaranteed by FCA	3,200,000,000
Building [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease term	10 years
Building [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease term	20 years
Equipment [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Operating lease term	3 years
Equipment [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Operating lease term	5 years
Ligon [Member]
Loss Contingencies [Line Items]
Consideration for settlement payment				12,800,000
Ligon [Member] | Compensatory Damages [Member]
Loss Contingencies [Line Items]
Damages awarded to plaintiff's					3,800,000
Ligon [Member] | Punitive Damages [Member]
Loss Contingencies [Line Items]
Damages awarded to plaintiff's					$ 7,600,000